Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016
C000169568
Account Value [Line Items]
Line Graph and Table Measure Name	Moerus Worldwide Value Fund - Class N
Account Value	$ 22,142	$ 19,049	$ 13,995	$ 13,972	$ 13,180	$ 7,818	$ 10,997	$ 12,275	$ 12,281	$ 10,000
C000169569
Account Value [Line Items]
Line Graph and Table Measure Name	Moerus Worldwide Value Fund - Institutional Class
Account Value	$ 226,444	194,300	142,461	141,789	133,462	79,022	110,700	123,362	123,085	100,000
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Account Value	$ 25,613	22,537	18,240	18,086	19,402	13,678	12,974	13,144	11,753	10,000
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Account Value	$ 256,133	225,365	182,400	180,864	194,021	136,784	129,739	131,440	117,525	100,000
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 19,221	16,898	14,474	14,681	16,760	11,739	12,156	12,968	11,824	10,000
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 192,215	$ 168,979	$ 144,743	$ 146,806	$ 167,604	$ 117,387	$ 121,563	$ 129,678	$ 118,245	$ 100,000